Delaware Tax-Free USA Intermediate Fund
Delaware Tax-Free USA Intermediate Fund
Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Tax-Free USA Intermediate Fund	1 year	Lifetime	Inception Date
Institutional Class	2.80%	7.32%	Dec. 31, 2008
Institutional Class After Taxes on Distributions	3.11%	7.33%	Dec. 31, 2008
Institutional Class After Taxes on Distributions and Sales	3.44%	6.83%	Dec. 31, 2008
Barclays 3-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.14%	6.25%	Dec. 31, 2008

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

DELAWARE GROUP® TAX-FREE FUND

Delaware Tax-Free USA Intermediate Fund

Supplement to the Fund’s Institutional Class
Summary and Statutory Prospectuses dated
December 29, 2011 (the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Tax-Free USA Intermediate Fund performed?”.

Average annual total returns for periods ended December 31, 2010

		Lifetime
	1 year	(12/31/08 to
		12/31/10)
Return before taxes	2.80%	7.32%
Return after taxes on distributions	3.11%	7.33%
Return after taxes on distributions and sale of Fund shares	3.44%	6.83%
Barclays 3–15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.14%	6.25%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.